UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2014

Date of reporting period:	9/30/2014

Item 1.	Schedule of Investments

VCA-10 Schedule of Investments as of September 30, 2014 (Unaudited)
	Shares	Value
LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS
Aerospace & Defense — 2.0%
Boeing Co. (The)	28,231	$3,596,065

Airlines — 1.9%
American Airlines Group, Inc.	35,842	1,271,674
United Continental Holdings, Inc.(a)	44,485	2,081,453

		3,353,127

Auto Components — 1.1%
Lear Corp.	23,381	2,020,352

Automobiles — 2.5%
General Motors Co.	66,171	2,113,502
Tesla Motors, Inc.(a)	9,739	2,363,461

		4,476,963

Banks — 7.4%
Bank of America Corp.	80,177	1,367,018
Citigroup, Inc.	54,918	2,845,851
JPMorgan Chase & Co.	58,735	3,538,196
PNC Financial Services Group, Inc.	22,985	1,967,056
Wells Fargo & Co.	66,651	3,457,187

		13,175,308

Biotechnology — 5.7%
Alexion Pharmaceuticals, Inc.(a)	12,388	2,054,178
Biogen Idec, Inc.(a)	9,618	3,181,731
Celgene Corp.(a)	51,397	4,871,408

		10,107,317

Capital Markets — 3.1%
Goldman Sachs Group, Inc. (The)	16,140	2,962,820
Morgan Stanley	76,046	2,628,910

		5,591,730

Communications Equipment — 1.3%
Brocade Communications Systems, Inc.	157,337	1,710,253
JDS Uniphase Corp.(a)	44,550	570,240

		2,280,493

Consumer Finance — 2.5%
Capital One Financial Corp.	15,406	1,257,438
Navient Corp.	84,562	1,497,593
SLM Corp.	196,122	1,678,804

		4,433,835

Diversified Financial Services — 0.9%
Voya Financial, Inc.	39,247	1,534,558

Diversified Telecommunication Services — 1.5%
CenturyLink, Inc.	28,207	1,153,384
Vivendi SA (France), ADR	59,605	1,438,269

		2,591,653

Electronic Equipment & Instruments — 1.6%
Flextronics International Ltd.(a)	283,428	2,924,977

Energy Equipment & Services — 3.1%
Halliburton Co.	39,740	2,563,627
Schlumberger Ltd.	29,817	3,032,091

		5,595,718

Food Products — 2.1%
Bunge Ltd.	18,626	1,568,868
Mondelez International, Inc. (Class A Stock)	63,586	2,178,774

		3,747,642

Health Care Providers & Services — 2.1%
Cigna Corp.	13,827	1,253,971
HCA Holdings, Inc.(a)	34,354	2,422,644

		3,676,615

Hotels, Restaurants & Leisure — 3.1%
Carnival Corp.	63,645	2,556,620
Hyatt Hotels Corp.(a)	27,702	1,676,525
International Game Technology	72,933	1,230,380

		5,463,525

Independent Power & Renewable Electricity Producers — 1.2%
NRG Energy, Inc.	71,246	2,171,578

Industrial Conglomerates — 0.6%
Siemans AG (Germany), ADR	8,593	1,023,168

Insurance — 2.9%
MetLife, Inc.	47,920	2,574,262
Travelers Cos, Inc. (The)	13,351	1,254,193
XL Group (Ireland)	40,399	1,340,035

		5,168,490

Internet & Catalog Retail — 2.3%
Amazon.com, Inc.(a)	5,860	1,889,498
Priceline Group, Inc. (The)(a)	1,948	2,256,914

		4,146,412

Internet Software & Services — 7.9%
Alibaba Group Holding Ltd. (China), ADR(a)	18,213	1,618,225
Facebook, Inc. (Class A Stock)(a)	52,519	4,151,102
Google, Inc. (Class A Stock)(a)	4,968	2,923,221
Google, Inc. (Class C Stock)(a)	5,010	2,892,574
LinkedIn Corp.(a)	12,151	2,524,856

		14,109,978

IT Services — 1.6%
MasterCard, Inc. (Class A Stock)	37,931	2,803,859

Life Sciences Tools & Services — 0.7%
Illumina, Inc.(a)	7,961	1,304,967

Machinery — 1.6%
Caterpillar, Inc.	11,847	1,173,208
SPX Corp.	17,243	1,619,635

		2,792,843

Media — 4.0%
Comcast Corp. (Class A Stock)	38,673	2,079,834
Liberty Global PLC (Series C) (United Kingdom)	43,616	1,788,910
Time Warner, Inc.	10,174	765,187
Walt Disney Co. (The)	27,973	2,490,436

		7,124,367

Metals & Mining — 1.0%
Goldcorp, Inc. (Canada)	74,826	1,723,243

Multiline Retail — 0.5%
Target Corp.	14,658	918,763

Oil, Gas & Consumable Fuels — 8.2%
Anadarko Petroleum Corp.	20,431	2,072,521
Denbury Resources, Inc.	103,442	1,554,733
EOG Resources, Inc.	11,960	1,184,279
Marathon Oil Corp.	64,135	2,410,835
Marathon Petroleum Corp.	16,048	1,358,784
Noble Energy, Inc.	34,009	2,324,855
Occidental Petroleum Corp.	17,956	1,726,469
Suncor Energy, Inc. (Canada)	56,582	2,045,439

		14,677,915

Personal Products — 0.7%
Avon Products, Inc.	96,780	1,219,428

Pharmaceuticals — 7.5%
Actavis PLC(a)	9,409	2,270,204
Allergan, Inc.	13,040	2,323,598
Bayer AG (Germany), ADR	12,706	1,780,238
Merck & Co., Inc.	27,371	1,622,553
Mylan, Inc.(a)	44,983	2,046,277
Novo/Nordisk A/S (Denmark), ADR	28,020	1,334,312
Teva Pharmaceuticals Indutries Ltd., (Israel), ADR	36,813	1,978,699

		13,355,881

Road & Rail — 3.3%
Canadian Pacific Railway Ltd. (Canada)	13,418	2,783,832
Hertz Global Holdings, Inc.(a)	68,763	1,745,893
Union Pacific Corp.	12,838	1,391,896

		5,921,621

Semiconductors & Semiconductor Equipment — 1.2%
Applied Materials, Inc.	95,284	2,059,087

Software — 2.5%
Microsoft Corp.	32,116	1,488,898
Salesforce.com, Inc.(a)	51,178	2,944,270

		4,433,168

Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	48,815	4,918,111
EMC Corp.	55,310	1,618,371
Hewlett Packard Co.	49,713	1,763,320
NCR Corp.(a)	27,955	933,977

		9,233,779

Textiles, Apparel & Luxury Goods — 1.5%
Under Armour, Inc. (Class A Stock)(a)	38,772	2,679,145

TOTAL COMMON STOCKS (cost $126,954,492)		171,437,570

	Units
RIGHTS(e)
Oil, Gas & Consumable Fuels
Trident Resources Corp., CVR, Private Placement, (Canada), expiring 6/30/15 (original cost $0; purchased 6/30/10)(a)(b)(c)	1,512	—

TOTAL LONG-TERM INVESTMENTS (cost $126,954,492)		171,437,570

	Shares
SHORT-TERM INVESTMENT — 3.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $6,205,596)(d)	6,205,596	6,205,596

TOTAL INVESTMENTS — 99.8% (cost $133,160,088)		177,643,166
Other assets in excess of liabilities — 0.2%		390,556

NET ASSETS — 100.0%		$178,033,722

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
CVR	Contingent Value Rights

(a)	Non-income producing security.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a security restricted to resale.
(d)	Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,596,065	$—	$—
Airlines	3,353,127	—	—
Auto Components	2,020,352	—	—
Automobiles	4,476,963	—	—
Banks	13,175,308	—	—
Biotechnology	10,107,317	—	—
Capital Markets	5,591,730	—	—
Communications Equipment	2,280,493	—	—
Consumer Finance	4,433,835	—	—
Diversified Financial Services	1,534,558	—	—
Diversified Telecommunication Services	2,591,653	—	—
Electronic Equipment & Instruments	2,924,977	—	—
Energy Equipment & Services	5,595,718	—	—
Food Products	3,747,642	—	—
Health Care Providers & Services	3,676,615	—	—
Hotels, Restaurants & Leisure	5,463,525	—	—
Independent Power & Renewable Electricity Producers	2,171,578	—	—
Industrial Conglomerates	1,023,168	—	—
Insurance	5,168,490	—	—
Internet & Catalog Retail	4,146,412	—	—
Internet Software & Services	14,109,978	—	—
IT Services	2,803,859	—	—
Life Sciences Tools & Services	1,304,967	—	—
Machinery	2,792,843	—	—
Media	7,124,367	—	—
Metals & Mining	1,723,243	—	—
Multiline Retail	918,763
Oil, Gas & Consumable Fuels	14,677,915	—	—
Personal Products	1,219,428	—	—
Pharmaceuticals	13,355,881	—	—
Road & Rail	5,921,621	—	—
Semiconductors & Semiconductor Equipment	2,059,087	—	—
Software	4,433,168	—	—
Technology Hardware, Storage & Peripherals	9,233,779	—	—
Textiles, Apparel & Luxury Goods	2,679,145	—	—
Rights	—	—	—
Affiliated Money Market Mutual Fund	6,205,596	—	—

Total	$177,643,166	$—	$—

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Account holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Rights: The Account may hold rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Account until exercised, sold or expired. Rights are valued at fair value in accordance with the Committee Members’ approved fair valuation procedures.

Restricted and Illiquid Securities: The Account may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements are valued pursuant to the valuation procedures noted above.

The Account invests in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Prudential Variable Contract Account-10

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date November 19, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date November 19, 2014

*	Print the name and title of each signing officer under his or her signature.